Average Annual Total Returns - Transamerica BlackRock Tactical Allocation VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Since Inception	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 10 Years		Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	13.40%	8.49%		6.88%	May 01, 2011	13.19%	8.21%	7.16%	May 01, 2009	20.89%	[1]	15.43%	[1]	13.79%	[1]	7.51%	4.44%	3.84%	8.28%	7.97%	6.00%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.